Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Trade payables	$83,824	$84,279
Accruals and payables	95,540	84,992
Accrued interest	16,279	16,120
Exploration and evaluation payables	229	3,788
Statutory payables	15,595	18,598
	$211,467	$207,777